EVENTS AFTER THE REPORTING DATE	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING DATE

15.	EVENTS AFTER THE REPORTING DATE

Amendment to the Existing Long-Term Incentive Plan and Approval of a New Long-Term Incentive Plan

On November 7, 2024, the Board approved certain amendments to the Company’s existing long-term incentive plan (the “Existing LTIP”) with the aim of further enhancing the alignment between management, directors and shareholders by providing additional incentives. The amended existing LTIP (the “Amended Existing LTIP”) was subsequently approved by the Company’s shareholders at the Annual General Meeting held on June 30, 2025.

Under the Amended Existing LTIP, participants may receive additional restricted share awards and/or additional deferred payment rights (“DPR”) based on their role, level, business unit and the strategic objectives of the program. No additional stock options are offered under the Amended Existing LTIP. The additional restricted share awards are subject to a three-year vesting period covering the period from January 1, 2024 through December 31, 2026, being the expiration date of the Existing LTIP’s original five-year term.

The total potential payout under the deferred payment right component was increased by an additional USD 8.5 million, subject to an overall cap of USD 17.5 million. In addition, the deferred payment calculation formula was amended, the minimum equity value threshold for eligibility was reduced and the payout mechanism was revised to incorporate a tiered structure. The vesting period for the DPR was also extended to December 31, 2027 (from December 31, 2026).

The Amended Existing LTIP further includes provisions governing the treatment of awards in the event of a delisting of the Company’s shares (other than as a result of a regulatory breach).

Additional restrictions include clawback provisions applicable for a two-year period from the vesting date of an award, triggered upon termination for misconduct, fraud, gross negligence or breaches of post-termination restrictive covenants.

The grant of additional restricted shares under the Amended Existing LTIP is subject to Codere Online having an effective Form S-8 registration statement on file with the U.S. Securities and Exchange Commission.

On the same date, November 7, 2024, the Board also approved a new long-term incentive plan (the “New LTIP”) as an additional retention mechanism for senior management and directors. The New LTIP was approved by shareholders at the Annual General Meeting held on June 30, 2025.

The New LTIP is a stock option plan covering the 2024–2028 period pursuant to which Codere Online may grant up to 2.6 million stock options to eligible participants. The legal grant date is defined as the date of shareholder approval in respect of awards relating to years 2024 and 2025, and January 1 of each year for awards relating to years 2026 through 2028.

Stock options are granted at market value on the grant date and vest over a four-year period in annual cliff installments. Notwithstanding this general vesting rule, awards relating to 2024 and 2025 are deemed to have commenced vesting on January 1, 2024 and January 1, 2025, respectively. Although the New LTIP is a five-year plan, its overall term extends through December 31, 2031 to allow full vesting of awards granted in the fifth year. Each stock option has a contractual life of ten years measured from January 1 of the year of grant.

Exercise of stock options is subject to Codere Online having an effective Form S-8 registration statement on file with the U.S. Securities and Exchange Commission.

The New LTIP also includes clawback provisions permitting recovery of awards for a two-year period following vesting. In certain cases, including for senior executive roles, clawback may also be triggered by voluntary resignation.

Both the approval of the Amended Existing LTIP and the approval of the New LTIP occurred after the reporting date and, accordingly, neither plan was effective as of June 30, 2025.

CFO Transition and Board Changes

On September 2, 2025, Codere Online announced that Oscar Iglesias, the Company’s former Chief Financial Officer, notified the Company of his decision to step down from his role for personal reasons, effective upon the earlier of the completion of an orderly transition to his successor or December 31, 2025.

In connection with the transition and as approved by shareholders in an extraordinary shareholders meeting held on December 1, 2025, the Board appointed Mr. Iglesias as member.

On November 17, 2025 Codere Online announced that Marcus Arildsson had been appointed as the new Chief Financial Officer, effective as of that date, succeeding Oscar Iglesias, who, as part of the previously announced transition, has been assisting with an orderly handover.

Appointment of A.G. Burnett as Chairman of the Compliance Committee

In the Board meeting held on June 30, 2025, A.G. Burnett was appointed as Chairman of the Compliance Committee, effective July 1, 2025. Rafael Catalá and Yaiza Rodríguez continue to serve as members.

Appointment of Gaëtan Dumont to the Board

In an extraordinary shareholders meeting held on December 9, 2025, Gaëtan Dumont was appointed to the Board with immediate effect.

Repurchases under the Share Buyback Plan

The Company had repurchased $1.7 million of the Company’s shares under its authorized share buyback plan through November 14, 2025.

The plan had an authorized total investment of $5.0 million, which the Board increased to $7.5 million in November 2025. The plan (as approved by shareholders) authorizes the Company to repurchase up to 1 million of its ordinary shares. In the December 1, 2025 Extraordinary General Meeting, the Company obtained shareholder approval to extend its expiration from March 3, 2026 to December 31, 2026.

There were no additional events subsequent to the closing date which could have a significant effect on Codere Online’s Unaudited Interim Consolidated Financial Statements.

Financial Statements of Codere Online Luxembourg, S.A. and subsidiaries as of and for the six months ended June 30, 2025.